INCOME TAX (Details Narrative) - USD ($)	Jul. 31, 2023	Jul. 31, 2022
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 9,172,000	$ 10,096,000
State and City [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 12,420,000	$ 10,218,000